Supply Chain Financing (Tables)	12 Months Ended
Dec. 28, 2024
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Supplier Finance Program
A summary of our outstanding obligations confirmed as valid under the supplier finance program for the year ended December 28, 2024 is as follows:

2024
Confirmed obligations outstanding at beginning of year	$1,655
Invoices confirmed	6,552
Confirmed invoices paid	(6,636)
Translation and other	(93)
Confirmed obligations outstanding at end of year	$1,478